RETIREMENT AND POSTRETIREMENT BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	132	126	85
Pension Plans
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2,062	1,799	1,500
Pension Plans | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	42	42
Pension Plans | Cash and cash equivalents | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	42	42
Pension Plans | Canadian government bonds | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	121	99
Pension Plans | Canadian government bonds | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	121	99
Pension Plans | Corporate bonds and debentures | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	3
Pension Plans | Corporate bonds and debentures | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	4
Pension Plans | Corporate bonds and debentures | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	8	7
Pension Plans | Canadian corporate bond index fund | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	254	216
Pension Plans | Canadian corporate bond index fund | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	254	216
Pension Plans | Canadian government bond index fund | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	198	167
Pension Plans | Canadian government bond index fund | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	198	167
Pension Plans | United States debt index fund | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	84	69
Pension Plans | United States debt index fund | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	84	69
Pension Plans | Equity securities | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	131	128
Pension Plans | Equity securities | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	131	128
Pension Plans | Equity securities | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	31	32
Pension Plans | Equity securities | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	31	32
Pension Plans | Equity securities | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	11	11
Pension Plans | Equity securities | Global | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	11	11
Pension Plans | Equity funds | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	255	216
Pension Plans | Equity funds | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	255	216
Pension Plans | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	185	152
Pension Plans | Equity funds | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	36	33
Pension Plans | Equity funds | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	221	185
Pension Plans | Equity funds | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	342	310
Pension Plans | Equity funds | Global | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	134	111
Pension Plans | Equity funds | Global | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	476	421
Pension Plans | Infrastructure | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	51	50
Pension Plans | Infrastructure | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	51	50
Pension Plans | Real estate funds | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	81	76
Pension Plans | Real estate funds | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	81	76
Pension Plans | Foreign Exchange Risk | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	(1)	(6)
Pension Plans | Foreign Exchange Risk | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	(1)	(6)
Pension Plans | Global equity funds | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	27	24
Pension Plans | Global equity funds | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	27	24
Other Postretirement Plans
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	99	81	62
Other Postretirement Plans | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	1	2
Other Postretirement Plans | Cash and cash equivalents | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	1	2
Other Postretirement Plans | United States government and government agency bonds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	39	31
Other Postretirement Plans | United States government and government agency bonds | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	39	31
Other Postretirement Plans | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	30	24
Other Postretirement Plans | Equity funds | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	30	24